GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
General And Administrative Expenses Details Narrative
General and administrative expenses	$ 70,190	$ 507	$ 74,261	$ 33,112